Absolute Credit Opportunities Fund
Absolute Credit Opportunities Fund
Investment Objective

Absolute Credit Opportunities Fund (the "Fund") seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility than traditional equity market indices such as the Standard & Poor's 500® Index ("S&P 500® Index").

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Absolute Credit Opportunities Fund Institutional Shares
Management Fees	[1]	1.60%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Dividend and Interest Expenses on Short Sales	[2]	0.39%
Total Other Expenses		0.69%
Total Annual Fund Operating Expenses		2.29%
[1]	Expenses have been restated to reflect current fees.
[2]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Absolute Credit Opportunities Fund Institutional Shares	232	715	1,225	2,626

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

Absolute will generally allocate Fund assets to a carefully chosen group of skilled money managers (the "Subadvisers") who employ a wide range of specialized investment strategies that, when combined, Absolute believes offer the potential for attractive long-term risk-adjusted investment returns. Absolute selects Subadvisers whose strategies, relative to their peers, seek to preserve capital and tend to perform differently in a market cycle. Absolute believes that there are important benefits that come from investing through skilled money managers whose combined strategies seek to provide lower volatility and lower sensitivity to traditional market indices when measured over a full market cycle.

The Subadvisers utilize strategies and investment techniques that, in aggregate, seek to produce risk-adjusted absolute returns over a full market cycle while managing credit risk exposure. These strategies are common among hedge funds and may have low sensitivity to traditional markets because they seek investment opportunities and risks that are not reflected in traditional markets.

Absolute reviews a range of factors (e.g., investment process) when evaluating each Subadviser and its appropriate asset allocation. Absolute may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund's portfolio. There is no fixed or minimum allocation to any Subadviser. Absolute has the discretion to invest the Fund's assets directly in the same manner as any Subadviser in pursuit of the Fund's investment objective. Subject to board approval, Absolute may add or remove Subadvisers at any time. The Fund's principal investment strategies are Long/Short Credit and Distressed Debt and Convertible Arbitrage Strategies.

Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield "junk bonds", bank loans and other defaulted debt securities, convertible bonds, preferred securities, Treasury Inflation Protected Securities ("TIPS"), exchange traded funds ("ETFs") and emerging market debt. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and they may be issued or guaranteed by foreign governments or their agencies. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities ("Mortgage Related Securities"). Certain Mortgage Related Securities in which the Fund invests may be rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities. Distressed securities may be in default or be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court to those that are healthy but have short-term cash flow or liquidity problems. Such distressed or restructured securities may entitle holders to equity warrants or other forms of equity participation.

The Fund invests in both short-term and long-term debt, and is not limited as to the maturities or quality of the corporate debt securities in which it invests. In executing certain strategies, the Fund may short bonds of any credit quality or maturity. Strategies may also utilize credit default swaps to create short positions when a Subadviser anticipates a decline in the price of an overvalued security. The Fund may also purchase credit default swaps to enhance total return and lower volatility and may utilize treasury futures to manage interest rate risk.

Strategies may involve leverage and hedging through the use of ETFs, futures, credit default swaps, options on swaps, equities (and related equity options), total return swaps, committed term reverse repurchase facilities or other financings that the Subadviser believes may enhance total return. In connection with these strategies, the Fund may act as a buyer or seller of credit default swaps.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. Subadvisers may utilize futures, options and credit default swaps in order to seek to manage interest rate exposures and employ leverage to increase returns. Certain Subadvisers may maintain a sector and market neutral portfolio. The average grade of bond in a convertible arbitrage portfolio is typically below investment grade with individual ratings ranging from AA to CCC. Such "junk bonds" typically are rated below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch. Generally, the default risk of the company is hedged by shorting the underlying common stock.

Pursuant to its principal investment strategies, the Fund may trade frequently and may invest in a wide range of instruments, markets and asset classes in domestic and foreign markets. Investments generally include equity securities, fixed income securities and derivatives.

               •The Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering ("IPOs") and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in ADRs. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

               •The Fund may invest in fixed income securities of any credit quality and maturity, including those with fixed and variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., "junk bonds") and thus rated below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

               •The Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund's forward contracts may include forward currency contracts. The Fund's swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements. The Fund's futures contracts may include futures on securities, commodities, and securities indices. The Fund's options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge or reduce its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing an amount equivalent to short sale proceeds.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks and their prices may be more volatile than the prices of sponsored ADRs.

Agricultural Sector Investment Risk. Stocks of companies in the agricultural sector will be susceptible to market and other conditions that affect the agriculture sector and, therefore, the market value of these companies will often be based more on the condition of, and consumers' confidence in, the economy as a whole, rather than on the value of underlying assets held by companies in the agriculture sector.

Bank Loan Risk. The Fund may purchase secured and unsecured participations in loans and may purchase assignments of such loans. The Fund may invest in loan participations of any credit quality, including "distressed" companies which carry a substantial risk of loss. Certain loan participations may be illiquid.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodities-related instruments are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors' expectations of interest rates; inflation rates and investors' expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., "junk bonds") are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivatives Risk. Derivatives, such as options, futures, forwards and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund's use of derivatives may also expose the Fund to greater or different risks, including the following:

Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

Credit Derivative Risk is the risk that a credit derivative position, such as a credit default swap, may correlate imperfectly with the price of the asset or liability being hedged. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund's exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Investments Risk. The Fund's investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund's original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities' maturity, reduce the Fund's return and cause the Fund to reinvest in lower yielding securities.

Variable and Floating Interest Rate Risk. Variable and floating rate securities may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The Fund may suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic companies, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency and may be subject to foreign withholding and other taxes.

Forward and Futures Contracts Risk. The Fund may invest in forward and futures contracts. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

High-Yield Securities Risk. Investments in "high yield securities" or "junk bonds" are inherently speculative and have a greater risk of default than investments in investment grade fixed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Initial Public Offering Risk. The Fund may purchase securities in an initial public offering ("IPO") that are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Certain transactions of the Fund, such as futures contracts, swap contracts, reverse repurchase agreements, dollar rolls, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid securities promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund's performance may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return strategy, in part. Alternatively, if the Fund or a Subadviser takes a defensive posture by hedging its portfolio, then stock prices advance, the return to Fund investors may be lower than expected and lower than if the portfolio had not been hedged. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates or the tapering of quantitative easing measures aimed at stimulating the economy, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mortgage-Related Securities Risk. The Fund's investments in Mortgage-Related Securities may be affected by, among other things, changes in interest rates, the creditworthiness of the entities that provide their credit enhancements or the market's assessment of the quality of the underlying assets. Mortgage-Related Securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid. Mortgage-Related Securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Mortgage-Related Securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

Multi-Manager Risk. The success of the Fund's strategy depends on, among other things, Absolute's skill in selecting Subadvisers and the Subadvisers' skill in executing the relevant strategy. The Subadvisers' strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

Pooled Investment Vehicle Risk. Pooled investment vehicles in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund's assets directly.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the investment companies and ETFs invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. In addition, certain companies' securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Restricted Securities Risk. Rule 144A Securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when Absolute considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security which when purchased was liquid may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Short Selling Risk. If the Fund buys back a security it has sold short at a higher price, the Fund will incur a loss on the transaction. Because the loss on a short sale stems from increases in the value of the security sold short, the extent of such loss is theoretically unlimited. Short sales may decrease the liquidity of the Fund and may create leverage, which may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund's performance. Short sales expose the Fund to Segregation Risk. See "Derivatives Risk," "Segregation Risk," discussed above.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Sovereign Debt Risk. A sovereign debtor's willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

Subprime Mortgage Securities Risk. Investments in securities involving subprime mortgage loans (i.e., loans to borrowers with lower credit scores) may be subject to certain risks associated with defaults on such loans. Originators and servicers may experience serious financial difficulties that may affect the performance of mortgage-backed securities backed by subprime mortgage loans. In addition, the Fund may experience difficulty in the management and reinvestment of its investments subprime mortgage loans due to fluctuating interest rates and market volatility and the Fund may incur losses on such investments.

Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Treasury Inflation Protected Securities Risk. TIPS decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2013. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year, five years and since inception compare to certain broad-based indices. Updated performance information is available by calling (888) 99-ABSOLUTE or (888) 992-2765 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2014 was 0.72%.
During the period shown, the highest return for a quarter was 10.50% for the quarter ended June 30, 2009, and the lowest return was -2.73% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns Absolute Credit Opportunities Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Institutional Shares	Return Before Taxes	(2.36%)		4.17%		4.46%		Oct. 21, 2008
After Taxes on Distributions Institutional Shares	Return After Taxes on Distributions	(2.36%)		3.55%		3.85%
After Taxes on Distributions and Sales Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares	(1.33%)		3.16%		3.39%
HFRX Index(1) (reflects no deduction for fees, expenses or taxes)	HFRX Index(1) (reflects no deduction for fees, expenses or taxes)	6.72%	[1]	3.73%	[1]	2.17%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%		17.94%		16.11%
[1]	On October 1, 2014, the HFRX Global Hedge Fund Index ("HFRX Index") replaced the S&P 500 Index as the Fund's primary benchmark. The Adviser believes that the HFRX Index is the best comparative benchmark for the Fund because it is comprised of all eligible hedge fund strategies, including but not limited to, convertible arbitrage, distressed securities, hedged equity, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.